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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07414

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

________________________________________________________________________

(Exact name of registrant as specified in charter)

107 South Fair Oaks, Blvd., Suite 315, Pasadena, California 91105

  (Address of principal executive offices)                                                  (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

150 Motor Parkway

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 844-1441

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

By (Signature and Title)*       /S/ John P. Odell

     John P. Odell, Co. President

Date August 16, 2005

* Print the name and title of each signing officer under his or her signature.

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: THE MONTECITO FUND							Item 1, Exhibit A1
Investment Company Act file number: 811-07414
July 1, 2004 - June 30, 2005

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Altria Group	MO	02209S103	4/28/2005

1. Directors Recommend: A vote for Election of the Following Nominees 1 - 01 Elizabeth E. Bailey, 02-Harold Brown, 03-Mathis Cabiallavetta, 04-Louis C. Camilleri, 05-J. Dudley Fishburn, 06-Robert E. R. Huntley, 07-Thomas W. Jones, 08-George Munoz, 09-Lucio A. Noto, 10-John S. Reed, 11-Carlos Slim Helu, 12-Stephen M. Wolf

					Management	Yes	Yes	For
				2. 2005 Performance Incentive Plan	Management	Yes	Yes	For
				3. 2005 Stock compensation plan for Non-employee directors	Management	Yes	Yes	For
				4. Ratification of the selection of independent auditors	Management	Yes	Yes	For
				5. Stockholder proposal No 1. requesting elimination of animal testing for tobacco products	Security Holder	Yes	Yes	Against
				6. Stockholder proposal No 2. requesting ways to more adequately warn pregnant women	Security Holder	Yes	Yes	Against
				7. Stockholder proposal No. 3 seeking to cease promoting "light" and "ultra light" brands	Security Holder	Yes	Yes	Against
				8. Stockholder Proposal No. 4 seeking to extend new york fire-safe products nationally	Security Holder	Yes	Yes	Against
Bank of America	BAC	060505104	4/27/2005

1. Directors Recommend: A vote for Election of the Following Nominees 1 - 01-William Barnet, III, 02-Charles W. Coker, 03-John T. Collins, 04-Gary L. Countryman, 05-Paul Fulton, 06-Charles K. Gifford, 07-W. Steven Jones, 08-Kenneth D. Lewis, 09-Walter E. Massey, 10-Thomas J. May, 11-Patricia E. Mitchell, 12-Edward L. Romero, 13-Thomas M. Ryan, 14-O. Temple Sloan, Jr., 15-Meredith R. Spangler, 16-Robert L. Tillman, 17-Jackie M. Ward

					Management	Yes	Yes	For
				2. Ratification of Independent public accountants	Management	Yes	Yes	For
				3. Stockholder Proposal - political contributions	Security Holder	Yes	Yes	Against
				4. Stockholder Proposal - Nomination of Directors	Security Holder	Yes	Yes	Against
Berkshire Hathaway	BRK.B	084670207	4/30/2005

1. Directors Recommend: A Vote for election of the following nominees 1 -01-Warren E. Buffett, 02-Charles T. Munger, 03-Howard G. Buffett, 04-Malcolm G. Chace, 05-William H. Gates III, 06-David S. Gottesman, 07-Charlotte Guyman, 08-Donald R. Keough, 09-Thomas S. Murphy, 10-Ronald L. Olson, 11-Walter Scott, Jr.

					Management	Yes	Yes	For
				2. Proposed Amendment of the corporation's restated certificate of incorporation that would add to the voting rights of holders of class B common stock in certain situations	Management	Yes	Yes	For
				3. Proposed amendment of the corporations's restated certificate of incorporation that would clarify the rights of holders of Class B common stock or stock dividend.	Management	Yes	Yes	For
Bristol-Myers Squibb Company	BMY	110122108	5/3/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-V.D. Coffman, 02-J.M Cornelius, 03-P.R. Dolan, 04-E.V. Futter, 05-L.V. Gerstner, Jr., 06-L. Johansson, 07-L.W. Sullivan, M.D.

					Management	Yes	Yes	For
				2. Ratification of Independent registered public accounting firm	Management	Yes	Yes	For
				3. Approval of restated certificate of incorporation	Management	Yes	Yes	For
				4. Political Contributions	Security Holder	Yes	Yes	Against
				5. HIV/AIDS-TB-Malaria	Security Holder	Yes	Yes	Against
				6. Animal Testing	Security Holder	Yes	Yes	Against
				7. Separation of Chairman and CEO Positions	Security Holder	Yes	Yes	Against
				8. Restatement situations	Security Holder	Yes	Yes	Against
				9. restricted stock	Security Holder	Yes	Yes	Against
				10. Director Vote threshold	Security Holder	Yes	Yes	Against
Covance Inc.	CVD	222816100	4/28/2005	1. Directors Recommend: A vote for election of the following nominees 1 - 01-J. Randall Macdonald, 02-Kathleen G. Murray, 03-William G. Ughetta	Management	Yes	Yes	For
Citigroup Inc	C	172967101	4/19/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-C. Michael Armstrong, 02-Alain J.P. Belda, 03-George Dsavid, 04-Kenneth T. Derr, 05-John M. Deutch, 06-R. Hernandez Ramirez, 07-Ann Dibble Jordan, 09-Klaus Kleinfeld, 09-Dudley C. Mecum, 10-Anne Mulcahy, 11-Richard D. Parsons, 12-Charles Prince, 13-Judith Rodin, 14-Robert E. Rubin, 15-Franklin A. Thomas, 16-Sanford I. Weill, 17-Robert B. Willumstad

					Management	Yes	Yes	For
				2. Proposal to ratify the selection of KPMG LLP as Citigroup's independent registered public accounting firm for 2005.	Management	Yes	Yes	For
				3. Proposal to approve the amended and restated Citigroup 1999 Stock incentive plan. (The Board of Directors Recommends a Vote Against Each of Proposals 4-10.)	Management	Yes	Yes	For
				4. Stockholder proposal requesting a curb on executive compensation, no future stock option grants and no renewals or extensions of option plans.	Security Holder	Yes	Yes	Against
				5. Stockholder proposal requesting a report on political contributions	Security Holder	Yes	Yes	Against
				6. Stockholder proposal requesting that the chairman of the board have no management duties, titles or responsibilites.	Security Holder	Yes	Yes	Against

7. Stockholder proposal requesting that CEO compensation be limited to no more than 100 times the average compensation paid to the company's non-managerial workers unless prior stockholder approval is granted.

					Security Holder	Yes	Yes	Against
				8. Stockholder proposal requesting election of director nominess by a majority of votes cast.	Security Holder	Yes	Yes	Against
				9. Stockholder proposal requesting a by-law amendment prohibiting the payment of non-deductible compensation to any officer unless prior stockholder approval is granted.	Security Holder	Yes	Yes	Against
				10. Stockholder proposal requesting that a simple majority vote apply on each issue that can be subject to a shareholder vote.	Security Holder	Yes	Yes	Against
Dow Chemical	DOW	260543103	5/12/2005	1. Directors Recommend: A vote for election of the following nominees 1 - 01-Jacqueline K. Barton, 02-Anthony J. Carbone, 03-Barbara H. Franklin, 04-Andrew N. Liveris, 05-Harold T. Shapiro	Management	Yes	Yes	For
				2. Ratification of the appointment of the Independent registered public accounting firm	Management	Yes	Yes	For
				3. Stockholder proposal on certain toxic substances	Security Holder	Yes	Yes	Against
Equity Office	EOP	294741103	5/24/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-Marilyn A. Alexander, 02-Thomas E. Dobrowski, 03-William M. Goodyear, 04-James D. Harper, Jr., -5-Richard D. Kincaid, 06-David K. McKown, 07-Sheli Z. Rosenberg, 08-Stephen I. Sadove, 09-Sally Susman, 10-J.H.W.R. Van Der Vlist, 11-Samuel Zell

					Management	Yes	Yes	For
				2. Ratification of the Appointment of Ernst & Young LLP	Management	Yes	Yes	For
Goldcorp Inc.	GG	380956409	1/31/2005

1. To Approve the issue to the holders of common shares, or securities convertible into common shares, of Wheaton River Minerals Ltd. ("Wheaton") of an aggregate of up to 200,000,000 common shares of Goldcorp Inc. ("Goldcorp") in connection with the offer to acquire by Goldcorp of all the common shares of Wheaton pursuant to Goldcorp's offer to purchase (the "Offer of Purchase") dated December 29, 2004, as amended from time to time, and a subsequent Acquisition Transaction (as defined in the Offer to Purchase).

					Management	Yes	Yes	For
Ritchie Bros. Auctioneers Inc	RBA	767744105	4/15/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-David Edward Ritchie, 02-Clifford Russell Cmolik, 03-Peter James Blake, 04-Charles Edward Croft, 05-George Edward Moul, 06-Eric Patel, 07-Beverley Anne Briscoe

					Management	Yes	Yes	For
				2. To Appoint KPMG LLP, Chartered accountants, as auditor for the company and to authorize the directors to fix the auditor's remuneration	Management	Yes	Yes	For
Royal Dutch Petrol ADR	RD	000131659	6/28/2005	2.Annual Accounts 2004: finalization of the Balance Sheet as at December 31, 2004, the Profit and Loss Account for the year 2004 and the Notes to the Balance Sheet and the Profit and Loss Account.	Management	Yes	Yes	For
				3. Declaration of the total dividend for the year 2004.	Management	Yes	Yes	For

4. a. Discharge of the Managing Directors of responsibility in respect of their management for the year 2004. b. Discharge of the members of the Supervisory Board of responsibility for their supervision for the year 2004.

					Management	Yes	Yes	For
				5. Appointment of Ricciardi	Management	Yes	Yes	For
				6. Authorization for the acquistion of ordinary shares	Management	Yes	Yes	For
				7. Cancellation of the ordinary shares held by the company.	Management	Yes	Yes	For
				9. Consideration of the proposals for the unification of the Company and The "Shell" Transport and Trading Company, p.l.c. b. Approval	Management	Yes	Yes	For

10. Proposal to (i) amend the articles of association of the Company, (ii) grant authorization to acquire all 1,500 priority shres, as well as (iii) susequent cancellation of all priority shres thus acquired.

					Management	Yes	Yes	For

11. Appointment of Non-executive Directors, as of the date when the amendment of the articles of association referred to above in Item 10 of the agenda becomes effective a. Appointment of Mr. A.G. Jacobs as a Non-exeutive Director. b. Appointment of Ms. Ch. Morin-Postel as a Non-exeutive Director.  c. Appointment of Mr. A.A. Loudon as a Non-exeutive Director.  d. Appointment of Mr. L.R. Ricciardi as a Non-exeutive Director.

					Management	Yes	Yes	For
				12. Adoption of teh remuneration policy for the Board of Directors.	Management	Yes	Yes	For
				13. Approval of amended Long-Term Incentive Plan.	Management	Yes	Yes	For
				14. Approval of amended Restricted Share Plan.	Management	Yes	Yes	For
				15. Approval of amended Deferred Bonus Plan.	Management	Yes	Yes	For
SanDisk Corporation	SNDK	80004C101	5/27/2005	1. Directors Recommend: A vote for election of the following nominees 1 - 01-Dr. Eli Harari, 02-Irwin Federman, 03-Catherine P. Lego, 04-Michael E. Marks, 05-Dr. James D. Meindl, 06-Alan F. Shugart	Management	Yes	Yes	For
				2. To Approve the Implementation of the SanDisk Corporation 2005 stock incentive plan	Management	Yes	Yes	For

3. To Approve the implementation of the SanDisk Corporation 2005 employee stock purchase plan and the SanDisk Corporation 2005 international employee stock purchase plan, which will share a common share reserve of the company's common stock

					Management	Yes	Yes	For
				4. To Ratify the Appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending january 1, 2006	Management	Yes	Yes	For
Winnebago Indsustries, Inc.	WGO	974637100	1/11/2005	1. Election of directors : 01-Jerry N. Currie, 02-Lawrence A. Erickson, 03-John E. Herlitz	Management	Yes	Yes	For

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: THE BENDER GROWTH FUND								Item 1, Exhibit A2
Investment Company Act file number: 811-07414
July 1, 2004 - June 30, 2005

				N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Level of Registrant's Input	(h) Vote Cast	(i) For or Against Management
1	Advanced Neuromodulation	ANSI	00757T101	5/24/2005

1.  For recommended directors.
2.  To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the 2005 fiscal year
3.  Approval  of Amendment to the Advanced Neuromodulation Systems, Inc. 2004 Stock Incentive Plan.

						Issuer	Registrant Voted	For the Proposal	For Management
2	Aeropostale, Inc.	AERO	007865108	6/15/2005

1.  For recommended directors.
2.  To ratify the selection by the audit committee of the board of directors, of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending January 26, 2006.

						Issuer	Registrant Voted	For the Proposal	For Management
3	Amgen Inc.	AMGN	031162100	5/11/2005	1. For recommended directors. 2. To ratify the selection of Ernst & Young LLP as the Company's independent registered public accountants for the year ending December 31, 2005.	Issuer	Registrant Voted	For the Proposal	For Management
	Amgen Inc.	AMGN	031162100	5/11/2005	3A. Stockholder proposal #1 (In Vitro Testing). 3B. Stockholder proposal #2 (Executive Compensation). 3C. Stockholder proposal #3 (Stock Retention).	Security Holder	Registrant Voted	Against the Proposal	For Management
4	Bed Bath & Beyond	BBBY	075896100	6/30/2005	1. For recommended directors. 2. For ratification of the Appointment of KPMG LLP	Issuer	Registrant Voted	For the Proposal	For Management
	Bed Bath & Beyond	BBBY	075896100	6/30/2005	3. Foreign workplace monitoring 4. Executive stock holdings 5. Board structure	Security Holder	Registrant Voted	Against the Proposal	For Management
5	Broadcom Corp	BRCM	111320107	4/28/2005

1.  For recommended directors.
2.  To approve an amendment and restatement of the company's 1998 stock incentive plan, as previously amended and restated.
3.  To ratify the appointment of Ernst & Young as the company's independent registered public accounting firm for the year ending December 31, 2005.

						Issuer	Registrant Voted	For the Proposal	For Management
	Broadcom Corp	BRCM	111320107	4/28/2005	4. To consider a shareholder proposal, if properly presented at the annual meeting	Security Holder	Registrant Voted	Against the Proposal	For Management
6	Brocade Communications Systems	BRCD	111621108	4/22/2005	1. For recommended directors. 2. Ratification of appointment of KPMG as Independent Auditors for the fiscal year ending October 29, 2005.	Issuer	Registrant Voted	For the Proposal	For Management
7	CDW Corporation	CDWC	12512N105	5/11/2005

1.  For recommended directors.
2.  Ratification of the audit committee's selection of PriceWaterhouse Coopers LLP as the independent registered public accounting firm.
3.  To reapprove the performance criteria under the CDW Seniors Management Incentive Plan so that awards under the plan will continue to receive favorable tax treatment under section 162(M) of the Internal Revenue Code.

						Issuer	Registrant Voted	For the Proposal	For Management
9	Cheesecake Factory Inc	CAKE	163072101	5/24/2005

1.  For recommended directors.
2.  For approval of the materials terms of the performance incentive goals for the Cheesecake Factory Incorporated amended and restated annual performance incentive plan, as described in the proxy statement.
3.  For approval of an amendment to the company's certificate of incorporation to increase the maximum authorized number of shares of common stock from 150,000,000 to 250,000,000, as described in the proxy statement.

						Issuer	Registrant Voted	For the Proposal	For Management
10	Chicos Fashion Inc.	CHS	168615102	6/21/2005	1. For recommended directors. 2. Proposal to ratify the appointment of Ernst & Young as Independent Certified Public Accountants.	Issuer	Registrant Voted	For the Proposal	For Management
11	Cisco Systems Inc.	CSCO	17275R102	11/18/2004	1. For recommended directors. 2. To ratify the appointment of PricewaterhouseCoopers as the independent registered public accounting firm for the fiscal year ended July 30, 2005	Issuer	Registrant Voted	For the Proposal	For Management
	Cisco Systems Inc.	CSCO	17275R102	11/18/2004	Proposal submitted by Shareholders requesting that the board's compensation committee initiate a review of Cisco's Executive Compensation policies and make available upon request.	Security Holder	Registrant Voted	Against the Proposal	For Management
12	Cognizant Technology	CTSH	192446102	6/14/2005

1.  For recommended directors.
2.  To amend the 1999 Incentive Compensation Plan, as amended.
3.  To ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the year ending December 31, 2005.

						Issuer	Registrant Voted	For the Proposal	For Management
13	Ebay Inc.	EBAY	278642103	6/23/2005

1.  For recommended directors.
2.  To approve the Ebay Incentive Plan in order to qualify it under section 162(M).
3.  To approve an amendment to our certificate of incorporation to increase the authorized number of shares of common stock from 1,790,000,000 to 3,580,000,000.
4.  To ratify the selection of Pricewaterhousecoopers LLP as the independent auditorys for the fiscal year ending December 31, 2005.

						Issuer	Registrant Voted	For the Proposal	For Management
	Ebay Inc.	EBAY	278642103	6/23/2005	5. Stockholder proposal regarding granting of performance-vesting shares to senior executives. 6. Stockholder proposal regarding the voting standard for director elections	Security Holder	Registrant Voted	Against the Proposal	For Management
14	Fastenal Company	FAST	311900104	4/19/2005	1. For recommended directors. 2. For ratification of the appointment of KPMG LLP as Independent Auditors for the 2005 Fiscal Year.	Issuer	Registrant Voted	For the Proposal	For Management
15	Genentech, Inc.	DNA	368710406	4/14/2005	1. For recommended directors. 2. To ratify the selection of Ernst & Young LLP as Independent Auditor for the year ending 12/31/05.	Issuer	Registrant Voted	For the Proposal	For Management
16	Gilead Sciences Inc	GILD	375558103	5/10/2005

1.  For recommended directors
2.  To ratify the selection by the audit committee of the board of directors of Ernst & Young LLP as independent auditors of Gilead for the fiscal year ending December 31, 2005.
3.  To approve an amendment to Gilead's 2004 Equity Incentive Plan.

						Issuer	Registrant Voted	For the Proposal	For Management
	Gilead Sciences Inc	GILD	375558103	5/10/2005	4. To approve a stockholder proposal requesting a report on HIV/AIDS, Tuberculosis and malaria pandemics.	Security Holder	Registrant Voted	Against the Proposal	For Management
17	JDSU Uniphase	JDSU	46612J101	11/16/2004	1. For recommended directors. 2. To ratify the appointment of Ernst & Young as the independent auditors for the fiscal year ending 6/30/05.	Security Holder	Registrant Voted	For the Proposal	For Management
18	Kohls Corp	KSS	500255104	4/27/2005	1. For recommended directors. 2. To ratify the appointment of Ernst & Young as the independent auditors.	Issuer	Registrant Voted	For the Proposal	For Management
	Kohls Corp	KSS	500255104	4/27/2005

3.  Shareholder proposal requesting the board of directors to take the necessary steps to declassify the board of directors.
4.  Shareholder proposal requesting the board of directors to seek shareholder approval of certain severance agreements with senior executives.

						Security Holder	Registrant Voted	Against the Proposal	For Management
19	Kyphon Inc.	KYPH	501577100	8/16/2005	1. For recommended directors. 2. To ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2005.	Issuer	Registrant Voted	For the Proposal	For Management
20	Medtronic Inc	MDT	585055106	8/26/2004	1. For recommended directors 2. To ratify appointment of PricewaterhouseCoopers as independent registered public accounting firm	Issuer
	Medtronic Inc	MDT	585055106	8/26/2004	Consider and act upon Proposal regarding elimination of charitable contributions	Security Holder	Registrant Voted	Against the Proposal	For Management
21	Network Appliance Inc	NTAP	64120L104	9/2/2004

1.  For the recommended directors
2.  Approval of amended and restated 1999 Stock Incentive Plan
3.  Approval of an amendment to the Employee Stock Purchase Plan
4.  Ratify the appointment of Deloitte & Touche

						Issuer	Registrant Voted	For the Proposal	For Management
22	Oracle Corporation	ORCL	68389X105	10/29/2004

1.  For the recommended directors.
2.  To approve the adoption of the fiscal year 2005 Executive Bonus Plan.
3.  To ratify the selection of Ernst & Young LLP as Independent Registered Public Accounting firm of the company for the fiscal year ending May 31, 2005
4.  To approve the Amended and Restated 2000 Long-term Equity Incentive Plan

						Issuer	Registrant Voted	For the Proposal	For Management
	Oracle Corporation	ORCL	68389X105	10/29/2004	Stockholder proposal for the adoption of the "China Business Principles for Rights of Workers in China"	Security Holder	Registrant Voted	Against the Proposal	For Management
23	PF Changs China Bistro Inc.	PFCB	69333Y108	5/6/2005	1. For the recommended directors. 2. Appointment of Ernst & Young LLP as Independent Auditors for the year ending January 1, 2006.	Issuer	Registrant Voted	For the Proposal	For Management
24	Paychex Inc	PAYX	704326107	10/6/2004	For the recommended directors	Issuer	Registrant Voted	For the Proposal	For Management
25	Pfizer Inc.	PFE	717081103	4/28/2005	1. For the recommended directors. 2. To ratify the appointment of KPMG LLP as independent registered public accountants for 2005	Issuer	Registrant Voted	For the Proposal	For Management
	Pfizer Inc.	PFE	717081103	4/28/2005

3.  Shareholder proposal relating to term  limits for directors.
4.  Shareholder proposal requesting a report on increasing access to Pfizer products
5.  Shareholder proposal relating to importation of prescription drugs.
6.  Shareholder proposal relating to political contributions.
7.  Shareholder proposal relating to product availability in Canada.
8.  Shareholder proposal relating to the separation of the roles of chair and CEO and access to pharmaceutical products

						Security Holder	Registrant Voted	Against the Proposal	For Management
26	Power One Inc.	PWER	739308104	5/3/2005

1.  For recommended directors
2.  To amend Power-One, Inc's restated certificate of incorporation to eliminate director classes, so hat all directors are elected annually.
3.  Proposal to ratify the appointment of Deloitte & Touche LLP as the independent auditors for the company.

						Issuer	Registrant Voted	For the Proposal	For Management
27	Qualcomm Inc	QCOM	747525103	3/8/2005

1.  To re-elect the recommended directors.
2.  To approve amendments to the Company's restated certificate of incorporation to eliminate the classified board and cumulative voting
3.  To approve amendments to the company's restated certificate of incorporation to increase the number of authorized shares of common stock from 3 billion to 6 billion.
4.  To approve amendments to the company's restated certificate of incorporation to remove unnecessary and outdated references to the company's initial public offering.
5.  To ratify the selection of Pricewaterhousecoopers LLP as the company's independent accountants for the Company's fiscal year ending September 25, 2005.

						Issuer	Registrant Voted	For the Proposal	For Management
28	Skillsoft PLC	SKIL	830928107	8/27/2004

1.  To receive and consider the consolidated financial statements of the company for the fiscal year ended 1/31/04 and the report of the directors and auditor thereon
2.  To re-elect recommended directors
3.  To authorize the board to fix the remuneration of auditor and accountants
4.  To adopt the 2004 Employee Share Purchase Plan
5.  Approval and authorization to enter into Share Repurchase Agreement with Credit suisse First Boston LLC

						Issuer	Registrant Voted	For the Proposal	For Management
29	Skillsoft PLC	SKIL	830927107	9/24/2004	To approve the terms of a Share Purchase Agreement to be entered into among Skillsoft Public Limited Company, CBT (Technology) Limited, and Credit Suisse First Boston	Issuer	Registrant Voted	For the Proposal	For Management
30	Staples Inc.	SPLS	855030102	6/13/2005

1.  To elect recommended directors.
2.  To approve Staples' amended and restated 2004 Stock Incentive Plan increasing the total number of shares of common stock authorized for issuance under the plan.
3.  To ratify the selection by the audit committee of Ernst & Young as Staples' Independent Registered Public Accounting firm for the current fiscal year.

						Issuer	Registrant Voted	For the Proposal	For Management
31	Starbucks Corp	SBUX	855244109	2/9/2005

1.  To re-elect the recommended directors.
2.  To consider proposal to approve the Equity Incentive Plan, including the reservation of an additional 24,000,000 shares of common stock that may be issued under the plan.
3.  To consider a proposal to ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ended October 2, 2005.

						Issuer	Registrant Voted	For the Proposal	For Management
	Starbucks Corp	SBUX	855244109	2/9/2005

4.  To consider a proposal to require the board of directors of the company to establish a policy and goal of purchasing all or substantially all of its coffee as fair trade certified by 2010, if properly presented at the meeting.

						Security Holder	Registrant Voted	Against the Proposal	For Management
32	Synopsys Inc	SNPS	871607107	5/23/2005

1.  For recommended directors.
2.  To approve a 2005 non-employee directors equity incentive plan and the reservation of 300,000 shares of common stock for issuance thereunder.
3.  To approve an amendment to the employee stock purchase plan (including the international component referred to as the International Employee Stocxk purchase plan) to incraease the number of shares of common stock authorized for issuance under the plans by 4,000,000 shares.
4.  To approve an amendmen to the employee stock purchase plan (including the international component referred to as the internaiontal employee stock purchase plan) to increae the number of shares of common stock purchasabvle in total by all participants on any oned semi annual purcxhase date from 1,000,000 shares to 2,000,000 shares.
5.  To approve a proposed exchange of outstanding stock options issued under our stock option plans having an exercise price equal to or greater tan $25 per share, for a reduced number of new options with new vesting requirements and in exercise price set at the current market price on date of grant, such new options to be gratned after the expiration of the tender offer.
6.  To ratify the appointment by our audit committee of KPMG LLP as our independent registered public accounting firm for the fiscal year ending October 31, 2005.

						Issuer	Registrant Voted	For the Proposal	For Management
33	Verisign Inc.	VRSN	92343E102	5/26/2005

1.  For recommended directors.
2.  For proposal to amend the 1998 directors stock option plan to increase the size of initial option grants and annual option grants to non-employee directors to 50,000 shares and 25,000 shares, respectively.
3.  Proposal to ratify the selection of KPMG LLP as independent auditors for the year ending December 31, 2005.

						Issuer	Registrant Voted	For the Proposal	For Management
34	Yahoo! Inc.	YHOO	984332106	5/19/2005	1. For recommended directors. 2. Amendment of the 1995 Stock Plan. 3. Amendment of the 996 Directors' Stock Option Plan 4. Ratification of the appointment of independent registered public accountants	Issuer	Registrant Voted	For the Proposal	For Management